Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 4,921	$ 8,266
Future production costs	(1,883)	(3,681)
Future development/ abandonment costs	(1,036)	(1,612)
Undiscounted pre-tax cash flows	2,002	2,973
Deferred income taxes	0	(184)
Future net cash flows	2,002	2,789
Less 10% annual discount factor	(730)	(994)
Standardized measure of discounted future net cash flows	$ 1,272	$ 1,795	$ 1,855